PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.0%
	Brazil: 3.1%
600,000 (1)	Banco BTG Pactual SA/Cayman Islands, 4.500%, 01/10/2025	$609,000	0.4
500,000 (1)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	522,880	0.3
250,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	249,125	0.1
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,412,188	0.8
1,000,000	Petrobras Global Finance BV, 7.375%, 01/17/2027	1,221,850	0.7
1,000,000	Petrobras Global Finance BV, 8.750%, 05/23/2026	1,285,850	0.8
		5,300,893	3.1

	Chile: 3.7%
750,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	763,386	0.4
1,200,000 (1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	1,249,134	0.7
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,203,867	0.7
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	821,113	0.5
2,000,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,048,285	1.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	306,081	0.2
		6,391,866	3.7

	China: 1.9%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,916,573	1.1
1,300,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,357,729	0.8
		3,274,302	1.9

	Croatia: 0.6%
975,000 (1)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,071,413	0.6

	Georgia: 0.6%
1,000,000 (1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,045,595	0.6

	India: 0.3%
500,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	518,608	0.3

	Indonesia: 4.0%
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,049,636	0.6
750,000	Pertamina Persero PT, 4.300%, 05/20/2023	792,358	0.5
1,250,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,463,079	0.8
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	792,448	0.5
2,000,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,113,195	1.2
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	648,967	0.4
		6,859,683	4.0

	Kazakhstan: 2.1%
1,000,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,100,759	0.6
500,000	KazMunayGas National Co. JSC, 5.750%, 04/19/2047	598,500	0.4
1,500,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,935,360	1.1
		3,634,619	2.1

	Mexico: 4.6%
750,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	766,312	0.4
500,000 (1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	534,380	0.3
1,000,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,062,925	0.6
500,000 (1)	Cemex SAB de CV, 7.750%, 04/16/2026	544,675	0.3
200,000 (1)	Mexico City Airport Trust, 4.250%, 10/31/2026	209,571	0.1
700,000	Petroleos Mexicanos, 4.500%, 01/23/2026	699,053	0.4
500,000	Petroleos Mexicanos, 5.500%, 06/27/2044	450,218	0.3
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,064,568	0.6
500,000	Petroleos Mexicanos, 6.500%, 01/23/2029	527,424	0.3
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	502,658	0.3
1,500,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,651,346	1.0
		8,013,130	4.6

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Panama: 1.7%
1,000,000 (1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	$1,168,445	0.7
1,500,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,711,417	1.0
		2,879,862	1.7

	Peru: 2.3%
500,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	501,191	0.3
1,000,000	Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	1,024,175	0.6
500,000	Kallpa Generacion SA, 4.125%, 08/16/2027	510,804	0.3
500,000 (1)	Kallpa Generacion SA, 4.125%, 08/16/2027	510,804	0.3
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	274,462	0.1
1,000,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,165,866	0.7
		3,987,302	2.3

	Russia: 2.5%
650,000 (1),(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	663,650	0.4
700,000 (1)	Evraz PLC, 5.250%, 04/02/2024	760,497	0.4
1,700,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	1,898,060	1.1
300,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	301,875	0.2
650,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	678,152	0.4
		4,302,234	2.5

	Saudi Arabia: 0.8%
1,250,000 (1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,396,216	0.8

	South Africa: 0.6%
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,074,679	0.6

	United Arab Emirates: 1.1%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	770,670	0.5
475,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	467,566	0.3
600,000 (1),(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	600,000	0.3
		1,838,236	1.1

	Venezuela: 0.1%
1,000,000 (3),(4)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	77,500	0.0
1,750,000 (3),(4)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	135,625	0.1
		213,125	0.1

	Total Corporate Bonds/Notes (Cost $49,463,353)	51,801,763	30.0

SOVEREIGN BONDS: 68.1%
	Angola: 0.8%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	802,289	0.5
500,000 (1),(5)	Angolan Government International Bond, 9.500%, 11/12/2025	586,683	0.3
		1,388,972	0.8

	Argentina: 2.3%
2,000,000	Argentine Republic Government International Bond, 6.625%, 07/06/2028	953,195	0.6
2,000,000	Argentine Republic Government International Bond, 6.875%, 01/26/2027	1,000,695	0.6
1,500,000	Argentine Republic Government International Bond, 7.125%, 07/06/2036	728,903	0.4
1,500,000	Argentine Republic Government International Bond, 7.500%, 04/22/2026	784,271	0.5
701,019	Argentine Republic Government International Bond, 8.280%, 12/31/2033	433,385	0.2
		3,900,449	2.3

	Azerbaijan: 0.3%
500,000	Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	536,556	0.3

	Belarus: 0.4%
700,000	Republic of Belarus International Bond, 6.200%, 02/28/2030	745,392	0.4

	Brazil: 1.4%
2,500,000	Brazilian Government International Bond, 2.625%, 01/05/2023	2,505,000	1.4

	Colombia: 3.6%
400,000	Colombia Government International Bond, 2.625%, 03/15/2023	401,550	0.2
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	2,038,636	1.2

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia: (continued)
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	$1,206,935	0.7
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	648,718	0.4
1,500,000	Colombia Government International Bond, 8.125%, 05/21/2024	1,849,387	1.1
		6,145,226	3.6

	Costa Rica: 1.6%
1,100,000 (1)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,108,706	0.7
1,500,000 (5)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,597,875	0.9
		2,706,581	1.6

	Croatia: 1.6%
2,025,000	Croatia Government International Bond, 5.500%, 04/04/2023	2,236,390	1.3
500,000 (1)	Croatia Government International Bond, 5.500%, 04/04/2023	552,195	0.3
		2,788,585	1.6

	Dominican Republic: 3.8%
1,500,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,618,763	0.9
750,000	Dominican Republic International Bond, 5.875%, 04/18/2024	806,569	0.4
1,500,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,671,161	1.0
750,000 (1)	Dominican Republic International Bond, 6.600%, 01/28/2024	835,631	0.5
1,500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,716,161	1.0
		6,648,285	3.8

	Ecuador: 2.0%
650,000	Ecuador Government International Bond, 7.875%, 01/23/2028	581,524	0.3
1,000,000	Ecuador Government International Bond, 8.875%, 10/23/2027	920,347	0.5
1,000,000	Ecuador Government International Bond, 10.750%, 03/28/2022	1,020,312	0.6
500,000	Ecuador Government International Bond, 10.750%, 01/31/2029	488,924	0.3
500,000 (1)	Ecuador Government International Bond, 10.750%, 01/31/2029	488,924	0.3
		3,500,031	2.0

	Egypt: 4.0%
1,000,000	Egypt Government International Bond, 4.550%, 11/20/2023	1,023,145	0.6
750,000 (1),(5)	Egypt Government International Bond, 5.875%, 06/11/2025	799,155	0.5
1,000,000	Egypt Government International Bond, 7.500%, 01/31/2027	1,117,264	0.6
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,205,952	0.7
700,000	Egypt Government International Bond, 8.500%, 01/31/2047	779,408	0.5
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,962,380	1.1
		6,887,304	4.0

	El Salvador: 0.6%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	1,065,357	0.6

	Gabon: 0.3%
500,000 (1)	Gabonese Republic, 6.375%, 12/12/2024	523,452	0.3

	Ghana: 1.1%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	1,828,750	1.1

	Honduras: 0.3%
500,000	Honduras Government International Bond, 6.250%, 01/19/2027	547,049	0.3

	Hungary: 1.7%
2,000,000	Hungary Government International Bond, 5.375%, 02/21/2023	2,197,168	1.2
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	825,040	0.5
		3,022,208	1.7

	Indonesia: 4.0%
500,000 (1)	Indonesia Government International Bond, 4.125%, 01/15/2025	537,320	0.3
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	343,859	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,508,426	0.9

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Indonesia: (continued)
1,700,000	Indonesia Government International Bond, 8.500%, 10/12/2035	$2,678,049	1.5
1,750,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,880,655	1.1
		6,948,309	4.0

	Ivory Coast: 0.9%
1,496,250 (2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,499,033	0.9

	Jamaica: 2.0%
2,000,000	Jamaica Government International Bond, 7.875%, 07/28/2045	2,706,870	1.6
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	681,718	0.4
		3,388,588	2.0

	Kazakhstan: 1.7%
2,000,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,955,340	1.7

	Kenya: 1.0%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	542,455	0.3
500,000	Kenya Government International Bond, 7.250%, 02/28/2028	544,872	0.3
600,000	Kenya Government International Bond, 8.000%, 05/22/2032	653,438	0.4
		1,740,765	1.0

	Lebanon: 1.1%
2,000,000	Lebanon Government International Bond, 6.100%, 10/04/2022	974,548	0.6
2,000,000	Lebanon Government International Bond, 6.850%, 03/23/2027	904,800	0.5
		1,879,348	1.1

	Mexico: 1.7%
1,000,000	Mexico Government International Bond, 4.000%, 10/02/2023	1,053,815	0.6
750,000	Mexico Government International Bond, 4.350%, 01/15/2047	793,826	0.5
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,098,000	0.6
		2,945,641	1.7

	Morocco: 1.1%
1,500,000	Morocco Government International Bond, 4.250%, 12/11/2022	1,583,930	0.9
250,000 (1)	Morocco Government International Bond, 5.500%, 12/11/2042	307,147	0.2
		1,891,077	1.1

	Namibia: 0.3%
500,000	Namibia International Bonds, 5.500%, 11/03/2021	520,292	0.3

	Nigeria: 1.2%
1,000,000	Nigeria Government International Bond, 6.500%, 11/28/2027	1,023,867	0.6
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	502,948	0.3
550,000	Nigeria Government International Bond, 7.875%, 02/16/2032	572,305	0.3
		2,099,120	1.2

	Oman: 1.2%
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	516,350	0.3
800,000	Oman Government International Bond, 6.000%, 08/01/2029	837,504	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	744,390	0.4
		2,098,244	1.2

	Pakistan: 0.3%
500,000	Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	512,171	0.3

	Panama: 3.0%
1,000,000	Panama Government International Bond, 3.875%, 03/17/2028	1,091,875	0.6
1,000,000	Panama Government International Bond, 4.500%, 04/16/2050	1,186,935	0.7
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,755,869	1.0
800,000	Panama Government International Bond, 9.375%, 04/01/2029	1,224,278	0.7
		5,258,957	3.0

	Paraguay: 1.6%
750,000	Paraguay Government International Bond, 4.625%, 01/25/2023	794,186	0.4

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Paraguay: (continued)
750,000	Paraguay Government International Bond, 5.000%, 04/15/2026	$830,886	0.5
1,000,000	Paraguay Government International Bond, 5.600%, 03/13/2048	1,173,435	0.7
		2,798,507	1.6

	Peru: 0.7%
861,000	Peruvian Government International Bond, 5.625%, 11/18/2050	1,261,102	0.7

	Philippines: 1.4%
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	1,023,103	0.6
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,481,609	0.8
		2,504,712	1.4

	Poland: 0.5%
750,000	Republic of Poland Government International Bond, 3.250%, 04/06/2026	796,740	0.5

	Qatar: 0.7%
500,000 (1)	Qatar Government International Bond, 4.000%, 03/14/2029	559,001	0.3
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	620,224	0.4
		1,179,225	0.7

	Republic Of Serbia: 0.5%
EUR 800,000	Serbia International Bond, 1.500%, 06/26/2029	914,916	0.5

	Romania: 1.1%
500,000 (1)	Romanian Government International Bond, 4.375%, 08/22/2023	534,117	0.3
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	459,000	0.3
750,000	Romanian Government International Bond, 6.750%, 02/07/2022	821,137	0.5
		1,814,254	1.1

	Russia: 2.8%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	1,310,745	0.8
2,000,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,235,478	1.3
1,000,000	Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,254,145	0.7
		4,800,368	2.8

	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	527,220	0.3

	South Africa: 1.9%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,964,582	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	487,943	0.3
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	848,940	0.5
		3,301,465	1.9

	Sri Lanka: 1.9%
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	501,337	0.3
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,978,867	1.2
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	746,065	0.4
		3,226,269	1.9

	Turkey: 4.7%
1,500,000	Turkey Government International Bond, 4.875%, 10/09/2026	1,436,253	0.8
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	479,704	0.3
300,000	Turkey Government International Bond, 5.750%, 05/11/2047	266,581	0.2
1,450,000	Turkey Government International Bond, 7.250%, 12/23/2023	1,572,658	0.9
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,914,908	1.1
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	1,107,142	0.7
1,250,000	Turkey Government International Bond, 5.600%, 11/14/2024	1,274,144	0.7
		8,051,390	4.7

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine: 2.5%
650,000	Ukraine Government International Bond, 7.375%, 09/25/2032	$693,266	0.4
441,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2020	454,589	0.3
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2021	366,869	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	374,112	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	376,564	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	378,653	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	378,827	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	379,168	0.2
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	246,956	0.2
500,000	Ukraine Government International Bond, 9.750%, 11/01/2028	609,312	0.4
		4,258,316	2.5

	Uruguay: 1.6%
1,500,000	Uruguay Government International Bond, 4.375%, 10/27/2027	1,662,521	1.0
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	280,063	0.2
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	740,472	0.4
		2,683,056	1.6

	Venezuela: 0.1%
1,250,000 (3)	Venezuela Government International Bond, 9.250%, 09/15/2027	150,000	0.1

	Zambia: 0.5%
750,000 (1)	Zambia Government International Bond, 8.500%, 04/14/2024	519,908	0.3
500,000 (1)	Zambia Government International Bond, 8.970%, 07/30/2027	346,347	0.2
		866,255	0.5

	Total Sovereign Bonds (Cost $116,156,343)	117,609,877	68.1

U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Bonds: 0.0%
30,000	3.500%,02/15/2039	35,928	0.0

	U.S. Treasury Notes: 0.0%
18,000	1.750%,01/31/2023	18,068	0.0

	Total U.S. Treasury Obligations
	(Cost $53,351)	53,996	0.0

	Total Long-Term Investments
	(Cost $165,673,047)	169,465,636	98.1

SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.5%
900,396 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/19, 1.57%, due 01/02/20 (Repurchase Amount $900,473, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $918,404, due 06/30/21-12/01/49)
	(Cost $900,396)	900,396	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
657,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.500%
	(Cost $657,000)	657,000	0.4

	Total Short-Term Investments
	(Cost $1,557,396)	1,557,396	0.9

	Total Investments in Securities (Cost $167,230,443)	$171,023,032	99.0
	Assets in Excess of Other Liabilities	1,754,493	1.0
	Net Assets	$172,777,525	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2019.
(3)	Defaulted security

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2019, the Fund held restricted securities with a fair value of $213,125 or 0.1% of net assets. Please refer to the table below for additional details.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of December 31, 2019.

Currency Abbreviations:
EUR	EU Euro

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	68.1%
Energy	13.1
Basic Materials	5.5
Utilities	4.9
Financial	3.2
Communications	1.2
Industrial	1.1
Consumer, Non-cyclical	1.0
U.S. Treasury Obligations	0.0
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$51,801,763	$–	$51,801,763
Sovereign Bonds	–	117,609,877	–	117,609,877
U.S. Treasury Obligations	–	53,996	–	53,996
Short-Term Investments	657,000	900,396	–	1,557,396
Total Investments, at fair value	$657,000	$170,366,032	$–	$171,023,032
Other Financial Instruments+
Futures	155,807	–	–	155,807
Total Assets	$812,807	$170,366,032	$–	$171,178,839
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(9,539)	$–	$(9,539)
Futures	(177,366)	–	–	(177,366)
Total Liabilities	$(177,366)	$(9,539)	$–	$(186,905)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2019, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	7/25/2013	$1,396,755	$135,625
Petroleos de Venezuela SA	2/27/2014	807,052	77,500
		$2,203,807	$213,125

PORTFOLIO OF INVESTMENTS
Voya Emerging Markets Hard Currency Debt Fund	as of December 31, 2019 (Unaudited) (Continued)

At December 31, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 878,831	EUR 791,272	BNP Paribas	01/17/20	$(9,539)
				$(9,539)

At December 31, 2019, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	33	03/31/20	$7,111,500	$(3,048)
U.S. Treasury 5-Year Note	22	03/31/20	2,609,406	(8,292)
U.S. Treasury Long Bond	20	03/20/20	3,118,125	(58,785)
U.S. Treasury Ultra Long Bond	20	03/20/20	3,633,125	(107,241)
			$16,472,156	$(177,366)
Short Contracts:
U.S. Treasury 10-Year Note	(26)	03/20/20	(3,338,969)	28,658
U.S. Treasury Ultra 10-Year Note	(79)	03/20/20	(11,115,547)	127,149
			$(14,454,516)	$155,807

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $167,302,343.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$13,130,077
Gross Unrealized Depreciation	(9,440,415)

Net Unrealized Appreciation	$3,689,662